Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2018
MassMutual Premier Inflation-Protected and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier Inflation-Protected and Income Fund
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Inflation-Protected and Income Fund
Supplement dated November 1, 2018 to the
Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, and any previous supplements.

Effective immediately, the following information replaces similar information found on page 12 for the MassMutual Premier Inflation-Protected and Income Fund under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	Effective immediately, the following information replaces similar information found on page 12 for the MassMutual Premier Inflation-Protected and Income Fund under the heading Example in the section titled Fees and Expenses of the Fund:
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the following information found on page 13 for the MassMutual Premier Inflation-Protected and Income Fund as the sixth paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks and Performance is hereby deleted:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will seek to potentially earn additional income by entering into reverse repurchase agreement transactions and investing the proceeds of those transactions in additional securities of a nature described above. Use of reverse repurchase agreements is a form of borrowing and creates leverage in the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier Inflation-Protected and Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.78%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.48%	[1]
1 Year	rr_ExpenseExampleYear01	$ 49
3 Years	rr_ExpenseExampleYear03	302
5 Years	rr_ExpenseExampleYear05	597
10 Years	rr_ExpenseExampleYear10	$ 1,436
MassMutual Premier Inflation-Protected and Income Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.98%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.78%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.58%	[1]
1 Year	rr_ExpenseExampleYear01	$ 59
3 Years	rr_ExpenseExampleYear03	333
5 Years	rr_ExpenseExampleYear05	650
10 Years	rr_ExpenseExampleYear10	$ 1,549
MassMutual Premier Inflation-Protected and Income Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.08%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.78%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.68%	[1]
1 Year	rr_ExpenseExampleYear01	$ 69
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	704
10 Years	rr_ExpenseExampleYear10	$ 1,661
MassMutual Premier Inflation-Protected and Income Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.18%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.78%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.78%	[1]
1 Year	rr_ExpenseExampleYear01	$ 80
3 Years	rr_ExpenseExampleYear03	396
5 Years	rr_ExpenseExampleYear05	757
10 Years	rr_ExpenseExampleYear10	$ 1,773
MassMutual Premier Inflation-Protected and Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.18%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.78%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.03%	[1]
1 Year	rr_ExpenseExampleYear01	$ 526
3 Years	rr_ExpenseExampleYear03	878
5 Years	rr_ExpenseExampleYear05	1,275
10 Years	rr_ExpenseExampleYear10	$ 2,383
MassMutual Premier Inflation-Protected and Income Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.08%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.78%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.93%	[1]
1 Year	rr_ExpenseExampleYear01	$ 95
3 Years	rr_ExpenseExampleYear03	442
5 Years	rr_ExpenseExampleYear05	836
10 Years	rr_ExpenseExampleYear10	$ 1,937
MassMutual Premier Inflation-Protected and Income Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.08%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.78%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.18%	[1]
1 Year	rr_ExpenseExampleYear01	$ 120
3 Years	rr_ExpenseExampleYear03	520
5 Years	rr_ExpenseExampleYear05	966
10 Years	rr_ExpenseExampleYear10	$ 2,206

[1]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .48%, .58%, .68%, .78%, 1.03%, .93%, and 1.18% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.